Tax - Schedule of tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (1,348)	£ (1,204)	£ (1,408)
Deferred tax (expense) credit	(637)	345	391
Tax expense	(1,985)	(859)	(1,017)
UK corporation tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,301)	(1,152)	(1,472)
Adjustments in respect of prior years	51	31	94
Current tax expense	(1,250)	(1,121)	(1,378)
Foreign tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(101)	(74)	(51)
Adjustments in respect of prior years	3	(9)	21
Current tax expense	(98)	(83)	(30)
Deferred tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Adjustments in respect of prior years	(54)	221	(155)
Current year	£ (583)	£ 124	£ 546